UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Tactical Opportunities Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2018

Date of reporting period: 06/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) June 30, 2018	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities — 0.0%
Knollwood CDO Ltd., Series 2004-1A, Class C, (LIBOR USD 3 Month + 3.20%), 4.36%, 01/10/39(a)(b)(c)	USD 157	$—

Total Asset-Backed Securities — 0.0% (Cost: $157,308)		—

	Shares
Common Stocks — 57.1%

Aerospace & Defense — 0.3%
Airbus SE	5,072	591,876
Bombardier, Inc., Class B(d)	94,610	374,223
CAE, Inc.	59,409	1,234,138
Dassault Aviation SA	26	49,438
Safran SA	730	88,407

		2,338,082
Air Freight & Logistics — 0.1%
Deutsche Post AG (Registered)	14,904	484,236

Airlines — 0.1%
Deutsche Lufthansa AG (Registered)	16,111	385,982
Japan Airlines Co. Ltd.	3,100	109,836

		495,818
Auto Components — 0.6%
Bridgestone Corp.	36,500	1,425,794
Continental AG	1,118	254,432
Linamar Corp.	10,608	466,473
Magna International, Inc.	28,550	1,660,467
Sumitomo Rubber Industries Ltd.	2,900	45,968
Yokohama Rubber Co. Ltd. (The)	4,000	82,968

		3,936,102
Automobiles — 0.3%
Bayerische Motoren Werke AG	551	49,806
Daimler AG (Registered)	3,814	244,314
General Motors Co.	8,287	326,508
Peugeot SA	16,527	376,572
Suzuki Motor Corp.	1,300	71,641
Toyota Motor Corp.	10,200	659,624
Volkswagen AG	1,749	287,523

		2,015,988
Banks — 4.5%
AIB Group plc	7,127	38,596
Aozora Bank Ltd.	2,400	91,084
Australia & New Zealand Banking Group Ltd.	5,464	114,359
Banco Bilbao Vizcaya Argentaria SA	149,481	1,054,225
Bank Hapoalim BM	26,647	180,646
Bank Leumi Le-Israel BM	39,646	234,589
Bank of America Corp.	96,205	2,712,019
Bank of East Asia Ltd. (The)	2,200	8,768
Bank of Ireland Group plc	4,882	37,885
Bankinter SA	1,431	13,885
Barclays plc	252,462	624,019
BB&T Corp.	11,204	565,130
BNP Paribas SA	4,494	277,985
BOC Hong Kong Holdings Ltd.	69,000	324,296
CaixaBank SA	82,884	356,756
Chiba Bank Ltd. (The)	6,500	45,844
CIT Group, Inc.	6,105	307,753
Citigroup, Inc.	3,047	203,905
Citizens Financial Group, Inc.	11,391	443,110
Commerzbank AG(d)	1,549	14,776
Concordia Financial Group Ltd.	8,000	40,655

Security	Shares	Value
Banks (continued)
Danske Bank A/S	17,811	$554,882
DBS Group Holdings Ltd.	18,700	363,659
DNB ASA	54,948	1,070,006
East West Bancorp, Inc.	899	58,615
Fifth Third Bancorp	14,094	404,498
Fukuoka Financial Group, Inc.	4,000	20,073
Hang Seng Bank Ltd.	10,100	252,201
HSBC Holdings plc	376,452	3,517,700
ING Groep NV	30,137	432,602
Intesa Sanpaolo SpA	178,728	540,026
Japan Post Bank Co. Ltd.	26,100	303,453
JPMorgan Chase & Co.	33,691	3,510,602
KeyCorp	1,384	27,043
M&T Bank Corp.	682	116,042
Mitsubishi UFJ Financial Group, Inc.	201,500	1,141,474
Mizrahi Tefahot Bank Ltd.	1,325	24,377
Mizuho Financial Group, Inc.	516,300	869,700
NatWest Markets plc(d)	153,927	518,200
Nordea Bank AB	29,631	284,238
Oversea-Chinese Banking Corp. Ltd.	30,600	260,643
Regions Financial Corp.	24,061	427,805
Resona Holdings, Inc.	40,200	214,257
Royal Bank of Canada	5,479	412,556
Shizuoka Bank Ltd. (The)	2,800	25,176
Skandinaviska Enskilda Banken AB, Class A	1,055	9,985
Standard Chartered plc	61,218	556,068
Sumitomo Mitsui Financial Group, Inc.	33,400	1,302,800
Sumitomo Mitsui Trust Holdings, Inc.	6,600	260,394
SunTrust Banks, Inc.	8,809	581,570
Suruga Bank Ltd.	8,900	79,276
SVB Financial Group(d)	932	269,124
Svenska Handelsbanken AB, Class A	3,829	42,408
Swedbank AB, Class A	6,287	133,952
Toronto-Dominion Bank (The)	13,710	793,515
UniCredit SpA	1,635	27,099
United Overseas Bank Ltd.	13,000	254,784
US Bancorp	24,753	1,238,145
Wells Fargo & Co.	51,063	2,830,933
Yamaguchi Financial Group, Inc.	1,000	11,250

		31,431,416
Beverages — 0.9%
Asahi Group Holdings Ltd.	4,700	241,052
Carlsberg A/S, Class B	517	60,829
Coca-Cola Bottlers Japan Holdings, Inc.	1,000	40,010
Coca-Cola European Partners plc	12,930	525,475
Diageo plc	31,901	1,146,072
Heineken Holding NV	9,825	939,624
Heineken NV	14,436	1,446,321
Kirin Holdings Co. Ltd.	23,100	619,193
Pernod Ricard SA	3,186	519,971
Treasury Wine Estates Ltd.	54,235	696,813

		6,235,360
Biotechnology — 2.1%
AbbVie, Inc.	30,009	2,780,334
Alexion Pharmaceuticals, Inc.(d)	380	47,177
Alkermes plc(d)	1,779	73,224
Alnylam Pharmaceuticals, Inc.(d)	1,609	158,470
Amgen, Inc.	19,138	3,532,683
Biogen, Inc.(d)	4,237	1,229,747
Celgene Corp.(d)	18,862	1,498,020
CSL Ltd.	12,487	1,777,439
Gilead Sciences, Inc.	28,587	2,025,103

1

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Incyte Corp.(d)	759	$50,853
Regeneron Pharmaceuticals, Inc.(d)	749	258,397
Shire plc	2,768	155,946
United Therapeutics Corp.(d)	2,980	337,187
Vertex Pharmaceuticals, Inc.(d)	5,853	994,776

		14,919,356
Building Products — 0.0%
Cie de Saint-Gobain	3,471	154,616

Capital Markets — 1.1%
Ameriprise Financial, Inc.	6,356	889,077
Charles Schwab Corp. (The)	14,988	765,887
CME Group, Inc.	3,939	645,681
Credit Suisse Group AG (Registered)(d)	30,862	461,482
Daiwa Securities Group, Inc.	47,000	272,406
Deutsche Bank AG (Registered)	3,110	33,272
E*TRADE Financial Corp.(d)	1,936	118,406
Goldman Sachs Group, Inc. (The)	2,536	559,365
Hargreaves Lansdown plc	5,153	133,575
Hong Kong Exchanges & Clearing Ltd.	9,300	278,326
Investec plc	5,629	39,801
Japan Exchange Group, Inc.	9,100	168,788
Julius Baer Group Ltd.(d)	143	8,376
Morgan Stanley	9,193	435,748
MSCI, Inc.	1,592	263,365
Nomura Holdings, Inc.	86,700	419,546
Quilter plc(c)(d)	51,037	97,612
Raymond James Financial, Inc.	583	52,091
S&P Global, Inc.	1,731	352,934
SBI Holdings, Inc.	5,000	128,202
SEI Investments Co.	1,516	94,780
Singapore Exchange Ltd.	8,500	44,667
St James’s Place plc	2,965	44,736
T. Rowe Price Group, Inc.	916	106,338
TD Ameritrade Holding Corp.	6,290	344,503
Thomson Reuters Corp.	2,839	114,562
UBS Group AG (Registered)(d)	73,977	1,134,094

		8,007,620
Chemicals — 6.0%
Air Liquide SA	170	21,309
Akzo Nobel NV	10,422	888,916
Albemarle Corp.	20,839	1,965,743
Arkema SA	4,277	504,687
Asahi Kasei Corp.	21,000	266,310
Axalta Coating Systems Ltd.(d)	58,089	1,760,678
BASF SE	19,122	1,825,550
Celanese Corp.	29,952	3,326,469
CF Industries Holdings, Inc.	21,690	963,036
Chemours Co. (The)	28,220	1,251,839
Covestro AG(c)	10,643	945,988
Daicel Corp.	13,200	145,818
DowDuPont, Inc.	76,827	5,064,436
Eastman Chemical Co.	9,155	915,134
Ecolab, Inc.	27,537	3,864,267
Evonik Industries AG	13,662	467,428
Hitachi Chemical Co. Ltd.	2,300	46,303
Incitec Pivot Ltd.	16,588	44,505
International Flavors & Fragrances, Inc.	10,029	1,243,195
JSR Corp.	2,900	49,283
Kaneka Corp.	2,000	17,911
Koninklijke DSM NV	11,957	1,196,167
Kuraray Co. Ltd.	3,700	50,888
LyondellBasell Industries NV, Class A	21,239	2,333,104

Security	Shares	Value
Chemicals (continued)
Methanex Corp.	6,795	$480,480
Mitsubishi Chemical Holdings Corp.	56,500	471,819
Mitsubishi Gas Chemical Co., Inc.	4,900	110,729
Mitsui Chemicals, Inc.	2,700	71,763
Nissan Chemical Corp.	400	18,633
Nitto Denko Corp.	4,600	347,288
Nutrien Ltd.	26,332	1,432,522
Orica Ltd.	9,056	118,891
PPG Industries, Inc.	38,763	4,020,886
Sherwin-Williams Co. (The)	10,947	4,461,669
Shin-Etsu Chemical Co. Ltd.	7,100	630,966
Solvay SA	1,820	229,208
Sumitomo Chemical Co. Ltd.	64,000	361,961
Taiyo Nippon Sanso Corp.	1,400	20,041
Teijin Ltd.	6,100	111,738
Tosoh Corp.	13,400	207,193

		42,254,751
Commercial Services & Supplies — 0.0%
Societe BIC SA	2,622	243,121

Construction & Engineering — 0.0%
Fluor Corp.	2,538	123,803
Kajima Corp.	6,000	46,360
Taisei Corp.	2,300	126,660

		296,823
Construction Materials — 1.3%
CRH plc	5,758	202,534
HeidelbergCement AG	7,504	630,085
James Hardie Industries plc, CDI	1,442	24,177
Martin Marietta Materials, Inc.	15,633	3,491,318
Taiheiyo Cement Corp.	3,700	121,716
Vulcan Materials Co.	36,768	4,745,278

		9,215,108
Consumer Finance — 0.4%
Acom Co. Ltd.	4,000	15,356
Ally Financial, Inc.	1,916	50,333
American Express Co.	11,701	1,146,698
Capital One Financial Corp.	4,524	415,756
Discover Financial Services	7,576	533,426
Synchrony Financial	11,607	387,442

		2,549,011
Containers & Packaging — 0.4%
Amcor Ltd.	3,403	36,258
Ball Corp.	5,528	196,520
CCL Industries, Inc., Class B	9,669	474,018
International Paper Co.	32,633	1,699,527
Packaging Corp. of America	4,880	545,535

		2,951,858
Diversified Consumer Services — 0.0%
H&R Block, Inc.	7,359	167,638

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(d)	5,915	1,104,035
EXOR NV	1,115	74,613
Groupe Bruxelles Lambert SA	6,069	638,460
ORIX Corp.	76,600	1,207,377
Standard Life Aberdeen plc	62,852	269,143
Voya Financial, Inc.	5,644	265,268

		3,558,896

2

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Electric Utilities — 0.1%
Fortum OYJ	9,401	$223,923
Kansai Electric Power Co., Inc. (The)	6,300	91,880
Red Electrica Corp. SA	4,148	84,271

		400,074
Electrical Equipment — 0.0%
Mitsubishi Electric Corp.	8,100	107,470

Electronic Equipment, Instruments & Components — 0.0%
Hitachi Ltd.	7,000	49,315

Energy Equipment & Services — 0.0%
TechnipFMC plc	2,274	72,177
Tenaris SA	1,137	20,750

		92,927
Equity Real Estate Investment Trusts (REITs) — 0.7%
National Retail Properties, Inc.	1,609	70,732
Stockland	25,446	74,765
Weyerhaeuser Co.	120,909	4,408,342

		4,553,839
Food & Staples Retailing — 0.2%
Alimentation Couche-Tard, Inc., Class B	8,475	368,164
J Sainsbury plc	15,734	66,583
Koninklijke Ahold Delhaize NV	18,943	452,313
Seven & i Holdings Co. Ltd.	6,900	300,948
Tesco plc	127,427	431,162

		1,619,170
Food Products — 0.8%
a2 Milk Co. Ltd.(d)	2,514	19,471
Ajinomoto Co., Inc.	11,800	223,363
Associated British Foods plc	8,676	312,842
Campbell Soup Co.	1,062	43,054
Conagra Brands, Inc.	14,199	507,330
Hershey Co. (The)	295	27,453
Kikkoman Corp.	15,100	762,379
MEIJI Holdings Co. Ltd.	2,900	244,917
Nestle SA (Registered)	27,873	2,160,181
Nissin Foods Holdings Co. Ltd.	100	7,245
Saputo, Inc.	14,271	473,837
Toyo Suisan Kaisha Ltd.	800	28,543
Tyson Foods, Inc., Class A	5,245	361,118
WH Group Ltd.(c)	90,000	72,827
Yakult Honsha Co. Ltd.	400	26,744
Yamazaki Baking Co. Ltd.	5,400	141,590

		5,412,894
Gas Utilities — 0.0%
Tokyo Gas Co. Ltd.	5,800	154,003

Health Care Equipment & Supplies — 0.3%
Coloplast A/S, Class B	5,628	489,963
Hoya Corp.	5,300	300,664
Koninklijke Philips NV	25,791	1,092,712

		1,883,339
Health Care Providers & Services — 2.3%
Aetna, Inc.	11,343	2,081,441
Alfresa Holdings Corp.	4,900	115,063
AmerisourceBergen Corp.	473	40,333
Anthem, Inc.	2,499	594,837
Centene Corp.(d)	5,625	693,056
Cigna Corp.	7,014	1,192,029
CVS Health Corp.	15,713	1,011,132
DaVita, Inc.(d)	2,999	208,251
Express Scripts Holding Co.(d)	14,529	1,121,784

Security	Shares	Value
Health Care Providers & Services (continued)
Fresenius Medical Care AG & Co. KGaA	9,025	$908,740
Fresenius SE & Co. KGaA	5,660	453,166
HCA Healthcare, Inc.	9,511	975,829
Humana, Inc.	4,557	1,356,300
McKesson Corp.	1,382	184,359
Mediclinic International plc	10,272	71,163
Medipal Holdings Corp.	300	6,026
Quest Diagnostics, Inc.	4,375	480,988
Suzuken Co. Ltd.	4,400	186,073
UnitedHealth Group, Inc.	17,339	4,253,950
Universal Health Services, Inc., Class B	2,187	243,719

		16,178,239
Hotels, Restaurants & Leisure — 1.7%
Chipotle Mexican Grill, Inc.(d)	1,568	676,388
Compass Group plc	29,295	624,441
Darden Restaurants, Inc.	4,766	510,248
Domino’s Pizza, Inc.	4,132	1,165,927
Galaxy Entertainment Group Ltd.	96,000	740,011
McDonald’s Corp.	18,859	2,955,017
Melco Resorts & Entertainment Ltd., ADR	25,258	707,224
MGM China Holdings Ltd.	74,800	172,955
Sands China Ltd.	108,400	577,923
Shangri-La Asia Ltd.	52,000	97,418
SJM Holdings Ltd.	187,000	231,923
Starbucks Corp.	29,745	1,453,043
TUI AG	1,203	26,312
Wyndham Hotels & Resorts, Inc.	2,232	131,309
Wynn Macau Ltd.	76,400	244,835
Yum! Brands, Inc.	18,841	1,473,743

		11,788,717
Household Durables — 0.1%
Panasonic Corp.	11,300	152,374
Sony Corp.	8,900	455,808

		608,182
Household Products — 3.5%
Church & Dwight Co., Inc.	34,424	1,829,980
Clorox Co. (The)	20,352	2,752,608
Colgate-Palmolive Co.	35,830	2,322,142
Essity AB, Class B	111,459	2,742,068
Henkel AG & Co. KGaA	2,245	249,266
Kimberly-Clark Corp.	36,217	3,815,099
Lion Corp.	7,000	128,088
Procter & Gamble Co. (The)	132,585	10,349,585
Unicharm Corp.	1,700	51,109

		24,239,945
Independent Power and Renewable Electricity Producers — 0.0%
Uniper SE	4,457	132,697

Industrial Conglomerates — 0.1%
Honeywell International, Inc.	3,188	459,231
Siemens AG (Registered)	3,478	458,247

		917,478
Insurance — 3.8%
Admiral Group plc	4,031	101,308
Aegon NV	71,282	425,597
Ageas	38,333	1,929,801
AIA Group Ltd.	155,000	1,350,269
Alleghany Corp.	161	92,570
Allianz SE (Registered)	11,257	2,319,558
Allstate Corp. (The)	9,503	867,339
American International Group, Inc.	9,223	489,003

3

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Assicurazioni Generali SpA	852	$14,244
Athene Holding Ltd., Class A(d)	5,050	221,392
Aviva plc	156,551	1,038,730
AXA SA	31,668	773,769
Baloise Holding AG (Registered)	623	90,371
Brighthouse Financial, Inc.(d)	1,269	50,849
Dai-ichi Life Holdings, Inc.	26,000	462,739
Direct Line Insurance Group plc	41,937	189,248
Everest Re Group Ltd.	275	63,382
Fairfax Financial Holdings Ltd.	482	270,087
Gjensidige Forsikring ASA	13,585	222,407
Hannover Rueck SE	3,704	460,488
Hartford Financial Services Group, Inc. (The)	7,858	401,779
Japan Post Holdings Co. Ltd.	55,200	604,096
Legal & General Group plc	257,493	900,669
Lincoln National Corp.	2,281	141,992
Loews Corp.	1,609	77,682
Manulife Financial Corp.	47,012	844,653
Marsh & McLennan Cos., Inc.	113	9,263
MetLife, Inc.	18,231	794,871
MS&AD Insurance Group Holdings, Inc.	18,700	580,796
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,595	966,066
Old Mutual Ltd.(d)	153,110	302,693
Principal Financial Group, Inc.	4,687	248,177
Progressive Corp. (The)	5,983	353,894
Prudential Financial, Inc.	7,213	674,488
Prudential plc	83,397	1,901,145
QBE Insurance Group Ltd.	10,402	74,887
Reinsurance Group of America, Inc.	674	89,965
Sompo Holdings, Inc.	14,400	581,040
Sun Life Financial, Inc.	17,089	686,732
Swiss Life Holding AG (Registered)(d)	832	288,497
Swiss Re AG	12,138	1,059,755
T&D Holdings, Inc.	16,900	253,467
Tokio Marine Holdings, Inc.	19,600	916,952
Torchmark Corp.	425	34,599
Travelers Cos., Inc. (The)	4,743	580,259
Tryg A/S	5,176	121,214
Unum Group	12,324	455,865
Zurich Insurance Group AG	3,904	1,154,530

		26,533,177
Internet & Direct Marketing Retail — 0.8%(d)
Amazon.com, Inc.	2,938	4,994,012
Netflix, Inc.	1,948	762,506

		5,756,518
Internet Software & Services — 1.6%
Alphabet, Inc., Class A(d)	2,603	2,939,282
Alphabet, Inc., Class C(d)	3,269	3,647,060
Delivery Hero AG(c)(d)	961	50,938
eBay, Inc.(d)	7,662	277,824
Facebook, Inc., Class A(d)	19,034	3,698,687
IAC/InterActiveCorp(d)	57	8,692
Kakaku.com, Inc.	1,500	33,777
Shopify, Inc., Class A(d)	2,921	425,957
VeriSign, Inc.(d)	2,765	379,966

		11,462,183
IT Services — 1.3%
Accenture plc, Class A	531	86,866
Automatic Data Processing, Inc.	2,275	305,169
Capgemini SE	2,673	358,208
CGI Group, Inc., Class A(d)	1,876	118,883

Security	Shares	Value
IT Services (continued)
Cognizant Technology Solutions Corp., Class A	2,820	$222,752
Computershare Ltd.	30,468	415,049
Fidelity National Information Services, Inc.	1,698	180,039
Fiserv, Inc.(d)	8,392	621,763
Fujitsu Ltd.	119,000	720,130
International Business Machines Corp.	11,505	1,607,249
Mastercard, Inc., Class A	5,484	1,077,716
Nomura Research Institute Ltd.	1,100	53,219
NTT Data Corp.	28,500	327,834
Obic Co. Ltd.	100	8,262
Otsuka Corp.	3,200	125,272
Paychex, Inc.	5,024	343,390
PayPal Holdings, Inc.(d)	3,516	292,777
Visa, Inc., Class A	13,579	1,798,539
Wirecard AG	836	133,777

		8,796,894
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	4,916	304,005
Illumina, Inc.(d)	2,372	662,476
Mettler-Toledo International, Inc.(d)	516	298,573
QIAGEN NV(d)	17,394	630,518
Thermo Fisher Scientific, Inc.	5,542	1,147,970
Waters Corp.(d)	2,261	437,707

		3,481,249
Machinery — 0.0%(d)
Epiroc AB, Class A	8,106	85,063
Epiroc AB, Class B	11,999	109,852

		194,915
Media — 0.3%
CBS Corp. (Non-Voting), Class B	4,345	244,276
Charter Communications, Inc., Class A(d)	179	52,485
Comcast Corp., Class A	28,054	920,452
I-CABLE Communications Ltd.(d)	12,579	196
ProSiebenSat.1 Media SE	2,322	58,758
Walt Disney Co. (The)	9,496	995,276
WPP plc	600	9,427

		2,280,870
Metals & Mining — 0.6%
Barrick Gold Corp.	18,679	245,378
BHP Billiton Ltd.	91,263	2,283,585
Boliden AB	4,681	151,072
Newcrest Mining Ltd.	12,237	198,694
Rio Tinto Ltd.	20,756	1,282,416
South32 Ltd.	114,017	304,462

		4,465,607
Multiline Retail — 0.2%
Dollar General Corp.	1,600	157,760
Kohl’s Corp.	3,347	243,996
Macy’s, Inc.	10,845	405,928
Target Corp.	9,590	729,991

		1,537,675
Multi-Utilities — 0.5%
AGL Energy Ltd.	224,363	3,733,125

Oil, Gas & Consumable Fuels — 4.7%
BP plc	326,379	2,483,260
Canadian Natural Resources Ltd.	19,725	711,939
Cenovus Energy, Inc.	850	8,826
Chevron Corp.	11,535	1,458,370
ConocoPhillips	1,636	113,898
Enbridge, Inc.	2,995	107,074

4

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Eni SpA	124,811	$2,314,167
Equinor ASA	30,890	816,811
Exxon Mobil Corp.	22,678	1,876,151
Galp Energia SGPS SA	99,837	1,899,265
HollyFrontier Corp.	882	60,355
Idemitsu Kosan Co. Ltd.	18,700	665,002
JXTG Holdings, Inc.	256,700	1,780,928
Longview Energy Co. (Acquired 08/13/04, cost $48,000)(b)(d)(e)	3,200	6,816
Lundin Petroleum AB	13,858	439,854
Marathon Petroleum Corp.	6,218	436,255
Matador Resources Co.(d)	939	28,217
Neste OYJ	10,056	786,770
Occidental Petroleum Corp.	5,770	482,834
Oil Search Ltd.	132,698	871,819
OMV AG	10,891	615,971
Phillips 66	5,087	571,321
Repsol SA	204,844	3,998,368
Royal Dutch Shell plc, Class A	64,139	2,219,782
Royal Dutch Shell plc, Class B	55,338	1,981,820
Showa Shell Sekiyu KK	70,300	1,047,392
TOTAL SA	49,731	3,019,953
Valero Energy Corp.	4,580	507,601
Woodside Petroleum Ltd.	50,464	1,322,484

		32,633,303
Paper & Forest Products — 0.2%
Oji Holdings Corp.	8,000	49,576
West Fraser Timber Co. Ltd.	15,779	1,086,100

		1,135,676
Personal Products — 1.5%
Coty, Inc., Class A	52,687	742,887
Estee Lauder Cos., Inc. (The), Class A	26,098	3,723,923
Kao Corp.	9,900	754,594
Kose Corp.	1,300	279,623
L’Oreal SA	5,656	1,394,355
Pola Orbis Holdings, Inc.	6,700	294,435
Shiseido Co. Ltd.	10,300	817,367
Unilever NV, CVA	39,071	2,176,918

		10,184,102
Pharmaceuticals — 5.4%
Allergan plc	12,436	2,073,330
Astellas Pharma, Inc.	56,600	861,372
AstraZeneca plc	3,073	212,551
Bayer AG (Registered)	11,621	1,276,260
Bristol-Myers Squibb Co.	62,987	3,485,701
Chugai Pharmaceutical Co. Ltd.	1,000	52,361
Daiichi Sankyo Co. Ltd.	10,900	416,418
Eisai Co. Ltd.	3,300	232,287
Eli Lilly & Co.	31,969	2,727,915
GlaxoSmithKline plc	19,600	395,154
Hisamitsu Pharmaceutical Co., Inc.	300	25,278
Jazz Pharmaceuticals plc(d)	2,686	462,798
Johnson & Johnson	38,816	4,709,933
Merck & Co., Inc.	71,148	4,318,684
Merck KGaA	1,958	190,606
Mitsubishi Tanabe Pharma Corp.	500	8,633
Mylan NV(d)	15,892	574,337
Nektar Therapeutics(d)	13,543	661,305
Novartis AG (Registered)	18,151	1,374,955
Novo Nordisk A/S, Class B	27,668	1,278,000
Otsuka Holdings Co. Ltd.	1,600	77,396
Perrigo Co. plc	3,031	220,990

Security	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	143,532	$5,207,341
Roche Holding AG	7,258	1,610,247
Sanofi	26,296	2,110,504
Shionogi & Co. Ltd.	8,200	420,774
Sumitomo Dainippon Pharma Co. Ltd.	6,100	128,929
Taisho Pharmaceutical Holdings Co. Ltd.	200	23,397
Takeda Pharmaceutical Co. Ltd.	6,000	252,409
Teva Pharmaceutical Industries Ltd., ADR	13,657	332,138
UCB SA	10,964	859,471
Valeant Pharmaceuticals International, Inc.(d)	11,378	264,836
Zoetis, Inc.	13,633	1,161,395

		38,007,705
Professional Services — 0.2%
Recruit Holdings Co. Ltd.	26,200	723,609
Robert Half International, Inc.	4,005	260,725
Wolters Kluwer NV	5,850	328,634

		1,312,968
Real Estate Management & Development — 0.2%
Daito Trust Construction Co. Ltd.	3,300	536,823
Daiwa House Industry Co. Ltd.	17,500	595,382
Mitsubishi Estate Co. Ltd.	5,700	99,505
Mitsui Fudosan Co. Ltd.	1,000	24,088
Sumitomo Realty & Development Co. Ltd.	1,000	36,825

		1,292,623
Road & Rail — 0.1%
Central Japan Railway Co.	1,500	310,544

Semiconductors & Semiconductor Equipment — 0.2%
ASM Pacific Technology Ltd.	21,300	268,455
Intel Corp.	15,334	762,253
NVIDIA Corp.	241	57,093
Tokyo Electron Ltd.	1,900	326,142

		1,413,943
Software — 4.0%
Activision Blizzard, Inc.	11,736	895,691
Adobe Systems, Inc.(d)	8,251	2,011,676
Autodesk, Inc.(d)	2,437	319,466
CA, Inc.	11,761	419,280
Cadence Design Systems, Inc.(d)	11,008	476,756
CDK Global, Inc.	7,923	515,391
Check Point Software Technologies Ltd.(d)	1,369	133,724
Citrix Systems, Inc.(d)	8,774	919,866
Constellation Software, Inc.	154	119,432
Dassault Systemes SE	2,419	338,524
Dell Technologies, Inc., Class V(d)	7,447	629,867
Electronic Arts, Inc.(d)	3,983	561,683
Fortinet, Inc.(d)	4,950	309,028
Intuit, Inc.	9,627	1,966,844
Konami Holdings Corp.	3,800	193,084
Micro Focus International plc	6,899	119,707
Microsoft Corp.	95,810	9,447,824
Nintendo Co. Ltd.	1,700	554,930
Oracle Corp.	51,936	2,288,300
Red Hat, Inc.(d)	4,917	660,697
Sage Group plc (The)	7,697	63,571
salesforce.com, Inc.(d)	5,548	756,747
SAP SE(f)	17,684	2,041,048
ServiceNow, Inc.(d)	1,680	289,750
Splunk, Inc.(d)	5,163	511,705
Symantec Corp.	2,261	46,690
Take-Two Interactive Software, Inc.(d)	281	33,259
Trend Micro, Inc.	9,600	546,501

5

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
Ubisoft Entertainment SA(d)	2,432	$265,838
VMware, Inc., Class A(d)	5,205	764,979
Workday, Inc., Class A(d)	741	89,750

		28,291,608
Specialty Retail — 0.6%
AutoZone, Inc.(d)	387	259,650
Best Buy Co., Inc.	6,986	521,016
Fast Retailing Co. Ltd.	500	229,168
Hennes & Mauritz AB, Class B	4,698	69,930
Home Depot, Inc. (The)	10,447	2,038,209
Lowe’s Cos., Inc.	7,028	671,666
O’Reilly Automotive, Inc.(d)	988	270,287

		4,059,926
Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	29,265	5,417,244

Textiles, Apparel & Luxury Goods — 0.3%
adidas AG	1,049	228,386
Gildan Activewear, Inc.	52,629	1,482,411
LVMH Moet Hennessy Louis Vuitton SE	763	253,331

		1,964,128
Tobacco — 0.4%
Altria Group, Inc.	5,482	311,323
British American Tobacco plc	19,713	993,010
Imperial Brands plc	13,196	490,075
Japan Tobacco, Inc.	27,900	779,705
Swedish Match AB	7,019	346,891

		2,921,004
Trading Companies & Distributors — 0.4%
Ashtead Group plc	1,061	31,596
Fastenal Co.	5,884	283,197
Ferguson plc	2,026	163,919
HD Supply Holdings, Inc.(d)	17,941	769,489
United Rentals, Inc.(d)	1,908	281,659
WW Grainger, Inc.	4,590	1,415,556

		2,945,416
Transportation Infrastructure — 0.1%
Auckland International Airport Ltd.	20,787	95,377
Transurban Group(g)	91,978	814,494

		909,871

Total Common Stocks — 57.1% (Cost: $389,258,540)		400,436,363

	Beneficial Interest (000)
Other Interests — 0.0%.(b)(d)(h)(i)

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc	USD 300	—

		—

Total Other Interests — 0.0%		—

	Shares
Preferred Stocks — 0.0%

Auto Components — 0.0%
Schaeffler AG (Preference), 0.00%	6,434	83,508

Automobiles — 0.0%
Bayerische Motoren Werke AG (Preference), 0.00%	2,042	162,437
Volkswagen AG (Preference), 0.00%	222	36,677

		199,114

Total Preferred Stocks — 0.0% (Cost: $328,955)		282,622

Security	Shares	Value
Rights — 0.0%

Banks — 0.0%
Intesa Sanpaolo SpA(d)	131,627	$—

Oil, Gas & Consumable Fuels — 0.0%
Repsol SA(d)	151,051	85,747

Total Rights — 0.0% (Cost: $85,102)		85,747

	Par (000)
U.S. Treasury Obligations — 21.3%
U.S. Treasury Bonds, 8.75%, 08/15/20	USD 35,371	39,856,976
U.S. Treasury Notes:
2.00%, 01/31/20	28,253	28,040,396
3.63%, 02/15/20	40,673	41,391,438
1.13%, 08/31/21	42,000	40,068,984

Total U.S. Treasury Obligations — 21.3% (Cost: $151,157,586)		149,357,794

Total Long-Term Investments — 78.4% (Cost: $540,987,491)		550,162,526

	Shares
Short-Term Securities — 9.5%(j)(l)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.80%	64,654,230	64,654,230
SL Liquidity Series, LLC, Money Market Series, 2.16%(k)	2,151,765	2,151,981

Total Short-Term Securities — 9.5% (Cost: $66,806,209)		66,806,211

Total Investments — 87.9% (Cost: $607,793,700)		616,968,737
Other Assets Less Liabilities — 12.1%		85,031,154

Net Assets — 100.0%		$701,999,891

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Non-income producing security.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,816, representing less than 0.05% of its net assets as of period end, and an original cost of $48,000.
(f)	Security, or a portion of the security, is on loan.
(g)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Annualized 7-day yield as of period end.
(k)	Security was purchased with the cash collateral from loaned securities.

6

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Tactical Opportunities Fund

(l)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/17	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	35,575,862	29,078,368	64,654,230	$64,654,230	$446,384		$85	$—
SL Liquidity Series, LLC, Money Market Series	219,299	1,932,466	2,151,765	2,151,981	590	(b)	—	2

				$66,806,211	$446,974		$85	$2

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Amsterdam Exchange Index	304	07/20/18	$39,165	$(693,416)
CAC 40 10 Euro Index	35	07/20/18	2,175	7,145
OMXS30 Index	877	07/20/18	15,285	(102,734)
Hang Seng Index	40	07/30/18	7,323	(103,085)
Euro-BTP	5	09/06/18	743	2,648
Nikkei 225 Index	101	09/13/18	20,334	(112,735)
Australia 10 Year Bond	1,212	09/17/18	116,030	513,819
Canada 10 Year Bond	1,196	09/19/18	124,372	(1,002,619)
FTSE/MIB Index	656	09/21/18	82,614	289,038
S&P 500 E-Mini Index	121	09/21/18	16,466	(323,776)
Long Gilt	1,027	09/26/18	166,793	1,262,513

				(263,202)

Short Contracts
IBEX 35 Index	672	07/20/18	75,351	1,179,271
OMXS30 Index	525	07/20/18	9,150	(36,895)
MSCI Singapore Index	1,130	07/30/18	30,354	(16,287)
Euro-Bund	450	09/06/18	85,422	(202,113)
TOPIX Index	10	09/13/18	1,563	(17,073)
U.S. Treasury 10 Year Note	1,241	09/19/18	149,153	(508,243)
U.S. Treasury Ultra Bond	440	09/19/18	70,208	(2,014,991)
S&P/TSX 60 Index	96	09/20/18	14,069	(148,210)
SPI 200 Index	321	09/20/18	36,512	(411,115)
DAX Index	7	09/21/18	2,515	2,187
FTSE 100 Index	47	09/21/18	4,715	(57,806)
MSCI EAFE E-Mini Index	1,482	09/21/18	144,895	4,010,177
S&P 500 E-Mini Index	2,227	09/21/18	303,050	5,464,029

				7,242,931

				$6,979,729

7

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Tactical Opportunities Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	34,448,000	USD	25,414,270	Morgan Stanley & Co. International plc	09/19/18	$85,103
CHF	937,000	USD	950,653	JP Morgan Chase Bank NA	09/19/18	2,063
CZK	3,639,000	USD	163,934	Morgan Stanley & Co. International plc	09/19/18	355
EUR	3,989,000	USD	4,657,549	Morgan Stanley & Co. International plc	09/19/18	28,868
MXN	306,127,000	USD	14,597,573	Morgan Stanley & Co. International plc	09/19/18	624,990
NOK	3,676,000	USD	451,804	Morgan Stanley & Co. International plc	09/19/18	986
USD	8,842,304	AUD	11,650,000	Morgan Stanley & Co. International plc	09/19/18	218,649
USD	2,231,555	BRL	8,353,000	BNP Paribas SA	09/19/18	94,004
USD	8,277,683	BRL	31,509,000	Citibank NA	09/19/18	214,463
USD	2,913,271	BRL	11,011,000	Morgan Stanley & Co. International plc	09/19/18	95,533
USD	31,490,095	CAD	40,925,000	Citibank NA	09/19/18	317,976
USD	2,133,222	CNY	14,043,000	Citibank NA	09/19/18	25,010
USD	5,457,911	CNY	35,531,000	Morgan Stanley & Co. International plc	09/19/18	123,803
USD	1,672,158	CZK	36,312,000	Morgan Stanley & Co. International plc	09/19/18	32,793
USD	44,413,914	EUR	37,507,000	Citibank NA	09/19/18	349,378
USD	7,512,620	EUR	6,338,000	Morgan Stanley & Co. International plc	09/19/18	66,515
USD	1,642,488	GBP	1,232,000	Citibank NA	09/19/18	10,781
USD	9,457,685	GBP	7,131,000	Morgan Stanley & Co. International plc	09/19/18	13,125
USD	1,084,594	INR	74,888,000	Citibank NA	09/19/18	2,706
USD	11,264,720	INR	771,408,000	Morgan Stanley & Co. International plc	09/19/18	120,384
USD	10,127,850	JPY	1,111,852,000	Morgan Stanley & Co. International plc	09/19/18	29,352
USD	26,116,058	KRW	28,707,402,000	Morgan Stanley & Co. International plc	09/19/18	274,028
USD	5,275,427	MYR	21,136,000	Morgan Stanley & Co. International plc	09/19/18	51,347
USD	1,502,170	NOK	12,008,000	Morgan Stanley & Co. International plc	09/19/18	23,087
USD	1,481,238	PLN	5,503,000	Morgan Stanley & Co. International plc	09/19/18	10,193
USD	3,459,771	SEK	30,419,000	Citibank NA	09/19/18	42,795
USD	17,867,511	SEK	152,903,000	Morgan Stanley & Co. International plc	09/19/18	691,865
USD	1,127,173	SGD	1,528,000	Morgan Stanley & Co. International plc	09/19/18	3,785
USD	4,934,521	THB	157,880,000	Citibank NA	09/19/18	157,804
USD	12,946,323	THB	424,251,000	Morgan Stanley & Co. International plc	09/19/18	110,454
USD	1,698,980	ZAR	23,264,000	JP Morgan Chase Bank NA	09/19/18	20,498
USD	1,321,968	ZAR	17,845,000	Morgan Stanley & Co. International plc	09/19/18	34,464

						3,877,157

AUD	1,135,000	USD	842,234	Citibank NA	09/19/18	(2,075)
AUD	1,625,000	USD	1,233,369	Morgan Stanley & Co. International plc	09/19/18	(30,498)
BRL	5,768,000	USD	1,540,956	BNP Paribas SA	09/19/18	(64,913)
BRL	24,323,000	USD	6,388,013	Standard Chartered Bank	09/19/18	(163,706)
CHF	2,303,000	USD	2,354,504	Morgan Stanley & Co. International plc	09/19/18	(12,875)
CZK	358,651,000	USD	16,495,769	Citibank NA	09/19/18	(303,881)
CZK	8,853,000	USD	401,916	JP Morgan Chase Bank NA	09/19/18	(2,233)
EUR	2,670,000	USD	3,146,128	Citibank NA	09/19/18	(9,318)
GBP	1,119,000	USD	1,491,837	Citibank NA	09/19/18	(9,792)
GBP	8,446,000	USD	11,302,177	Morgan Stanley & Co. International plc	09/19/18	(115,983)
INR	1,083,120,000	USD	15,686,699	Citibank NA	09/19/18	(39,140)
INR	16,694,000	USD	242,325	Morgan Stanley & Co. International plc	09/19/18	(1,151)
JPY	1,467,939,000	USD	13,469,802	Citibank NA	09/19/18	(137,109)
KRW	1,535,890,000	USD	1,389,414	Morgan Stanley & Co. International plc	09/19/18	(6,826)
MYR	23,876,000	USD	5,928,979	Morgan Stanley & Co. International plc	09/19/18	(27,667)
NZD	214,000	USD	150,748	Morgan Stanley & Co. International plc	09/19/18	(5,795)
PLN	59,963,000	USD	16,525,653	Citibank NA	09/19/18	(496,518)
PLN	4,959,000	USD	1,339,836	JP Morgan Chase Bank NA	09/19/18	(14,210)
PLN	43,453,000	USD	11,703,881	Morgan Stanley & Co. International plc	09/19/18	(88,152)
SEK	5,094,000	USD	576,931	JP Morgan Chase Bank NA	09/19/18	(4,720)
SGD	474,000	USD	355,716	Morgan Stanley & Co. International plc	09/19/18	(7,230)
USD	19,388,883	CAD	25,629,000	Citibank NA	09/19/18	(132,443)
USD	1,511,964	CAD	2,009,000	Morgan Stanley & Co. International plc	09/19/18	(18,269)
USD	1,384,071	CHF	1,369,000	Morgan Stanley & Co. International plc	09/19/18	(7,892)
USD	9,655,085	CZK	214,340,000	Morgan Stanley & Co. International plc	09/19/18	(21,646)
USD	16,127,509	EUR	13,817,000	Morgan Stanley & Co. International plc	09/19/18	(105,186)
USD	1,612,284	MXN	33,741,000	Morgan Stanley & Co. International plc	09/19/18	(65,532)
ZAR	79,555,000	USD	5,939,197	Morgan Stanley & Co. International plc	09/19/18	(199,358)

						(2,094,118)

	Net Unrealized Appreciation					$1,783,039

8

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount(000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.91%	Monthly	28 day MXIBTIIE	Monthly	09/19/18(a)	09/13/23	MXN	1,487,000	$(134,305)	$—	$(134,305)
0.32%	Annual	6 month EURIBOR	Semi-Annual	09/19/18(a)	09/19/23	EUR	199,000	(20,861)	—	(20,861)
0.36%	Annual	6 month EURIBOR	Semi-Annual	09/19/18(a)	09/19/23	EUR	99,000	(231,072)	31,388	(262,460)
0.49%	Annual	3 month STIBOR	Quarterly	09/19/18(a)	09/19/23	SEK	1,055,000	(50,778)	81,787	(132,565)
0.68%	Quarterly	3 month STIBOR	Quarterly	09/19/18(a)	09/19/23	SEK	248,000	(267,859)	2,243	(270,102)
2.49%	Annual	6 month WIBOR	Semi-Annual	09/19/18(a)	09/19/23	PLN	543,000	209,321	—	209,321
2.55%	Semi-Annual	6 month BBR	Semi-Annual	09/19/18(a)	09/19/23	AUD	72,000	(34,509)	—	(34,509)
2.62%	Annual	6 month WIBOR	Semi-Annual	09/19/18(a)	09/19/23	PLN	177,507	(213,954)	—	(213,954)
2.62%	Annual	6 month WIBOR	Semi-Annual	09/19/18(a)	09/19/23	PLN	603,151	(643,972)	—	(643,972)
2.71%	Semi-Annual	6 month BBR	Semi-Annual	09/19/18(a)	09/19/23	AUD	157,000	(958,348)	(3,460)	(954,888)
2.78%	Quarterly	3 month HIBOR	Quarterly	09/19/18(a)	09/19/23	HKD	377,000	(42,813)	—	(42,813)
3 month BA	Semi-Annual	2.33%	Semi-Annual	09/19/18(a)	09/19/23	CAD	288,000	(1,663,257)	—	(1,663,257)
3 month BA	Semi-Annual	2.64%	Semi-Annual	09/19/18(a)	09/19/23	CAD	185,000	967,221	—	967,221
3 month JIBAR	Quarterly	7.57%	Quarterly	09/19/18(a)	09/19/23	ZAR	854,000	(731,985)	—	(731,985)
3 month JIBAR	Quarterly	7.86%	Quarterly	09/19/18(a)	09/19/23	ZAR	382,000	835	—	835
3 month JIBAR	Quarterly	8.02%	Quarterly	09/19/18(a)	09/19/23	ZAR	681,000	324,352	—	324,352
3 month JIBAR	Quarterly	8.11%	Quarterly	09/19/18(a)	09/19/23	ZAR	889,000	660,500	—	660,500
6 month LIBOR	Semi-Annual	1.29%	Semi-Annual	09/19/18(a)	09/19/23	GBP	149,000	(584,670)	—	(584,670)
6 month PRIBOR	Semi-Annual	1.76%	Annual	09/19/18(a)	09/19/23	CZK	2,938,500	(1,242,623)	—	(1,242,623)
6 month PRIBOR	Semi-Annual	1.77%	Annual	09/19/18(a)	09/19/23	CZK	2,780,500	(1,098,002)	—	(1,098,002)
2.90%	Semi-Annual	3 month LIBOR	Quarterly	09/19/18(a)	09/21/23	USD	213,871	104,038	—	104,038

								$(5,652,741)	$111,958	$(5,764,699)

(a)	Forward Swap.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1 day BZDIOVER	At Termination	11.04%	At Termination	Bank of America NA	N/A		01/02/23	BRL	107,077	$554,079	$—	$554,079
1 day BZDIOVER	At Termination	10.91%	At Termination	Deutsche Bank AG	N/A		01/02/23	BRL	56,762	230,157	—	230,157
1 day BZDIOVER	At Termination	10.95%	At Termination	Deutsche Bank AG	N/A		01/02/23	BRL	185,482	828,112	—	828,112
1 day BZDIOVER	At Termination	11.16%	At Termination	Deutsche Bank AG	N/A		01/02/23	BRL	104,696	677,113	—	677,113
3 month CD_KSDA	Quarterly	2.18%	Quarterly	Bank of America NA	09/19/18	(a)	09/19/23	KRW	45,617,947	63,517	—	63,517
3 month CD_KSDA	Quarterly	2.19%	Quarterly	Bank of America NA	09/19/18	(a)	09/19/23	KRW	45,611,105	82,837	—	82,837
3 month TWCPBA	Quarterly	0.99%	Quarterly	Bank of America NA	09/19/18	(a)	09/19/23	TWD	897,390	79,663	—	79,663
3 month TWCPBA	Quarterly	0.99%	Quarterly	Bank of America NA	09/19/18	(a)	09/19/23	TWD	1,403,610	142,587	—	142,587
3.51%	Quarterly	1 week CNREPOFI	Quarterly	Bank of America NA	09/19/18	(a)	09/19/23	CNY	417,000	(490,350)	—	(490,350)
3.39%	Quarterly	1 week CNREPOFI	Quarterly	BNP Paribas SA	09/19/18	(a)	09/19/23	CNY	147,264	(55,297)	—	(55,297)
6 month THBFIX	Semi-Annual	2.16%	Semi-Annual	BNP Paribas SA	09/19/18	(a)	09/19/23	THB	455,000	12,475	—	12,475
3 month KLIBOR	Quarterly	3.98%	Quarterly	Citibank NA	09/19/18	(a)	09/19/23	MYR	116,362	(38,039)	—	(38,039)
3 month KLIBOR	Quarterly	4.01%	Quarterly	Citibank NA	09/19/18	(a)	09/19/23	MYR	126,058	3,597	—	3,597
6 month THBFIX	Semi-Annual	2.01%	Semi-Annual	Citibank NA	09/19/18	(a)	09/19/23	THB	1,309,548	(239,179)	—	(239,179)
6 month THBFIX	Semi-Annual	2.16%	Semi-Annual	Citibank NA	09/19/18	(a)	09/19/23	THB	455,000	16,051	—	16,051
6 month THBFIX	Semi-Annual	2.16%	Semi-Annual	Citibank NA	09/19/18	(a)	09/19/23	THB	463,600	16,355	—	16,355
6 month THBFIX	Semi-Annual	2.18%	Semi-Annual	Citibank NA	09/19/18	(a)	09/19/23	THB	910,000	48,357	—	48,357
6 month THBFIX	Semi-Annual	2.24%	Semi-Annual	Citibank NA	09/19/18	(a)	09/19/23	THB	859,000	122,366	—	122,366
6.72%	Semi-Annual	1 day MIBOR	Semi-Annual	Citibank NA	09/19/18	(a)	09/19/23	INR	5,698,000	1,925,817	—	1,925,817
3.39%	Quarterly	1 week CNREPOFI	Quarterly	Deutsche Bank AG	09/19/18	(a)	09/19/23	CNY	220,896	(78,373)	—	(78,373)
3.39%	Quarterly	1 week CNREPOFI	Quarterly	Deutsche Bank AG	09/19/18	(a)	09/19/23	CNY	255,840	(87,240)	—	(87,240)
6 month THBFIX	Semi-Annual	2.13%	Semi-Annual	Deutsche Bank AG	09/19/18	(a)	09/19/23	THB	888,000	(16,258)	—	(16,258)
3 month CD_KSDA	Quarterly	2.19%	Quarterly	Goldman Sachs Bank USA	09/19/18	(a)	09/19/23	KRW	45,617,947	82,849	—	82,849
3 month KLIBOR	Quarterly	4.03%	Quarterly	Goldman Sachs Bank USA	09/19/18	(a)	09/19/23	MYR	148,580	33,947	—	33,947
6 month SOR	Semi-Annual	2.39%	Semi-Annual	Goldman Sachs Bank USA	09/19/18	(a)	09/19/23	SGD	19,000	11,064	—	11,064
6 month THBFIX	Semi-Annual	2.11%	Semi-Annual	Goldman Sachs Bank USA	09/19/18	(a)	09/19/23	THB	592,000	(21,414)	—	(21,414)

										$3,904,793	$—	$3,904,793

(a)	Forward Swap.

9

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Tactical Opportunities Fund

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid / (Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount(000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Taiwan Capitalization Weighted Stock Index Futures July 2018	TWD	352,514,679	Bank of America NA	07/18/18	TWD	352,515	$(5,697)	$—	$(5,697)
Taiwan Capitalization Weighted Stock Index Futures July 2018	TWD	672,982,569	Bank of America NA	07/18/18	TWD	672,983	(10,875)	—	(10,875)
KOSPI 200 Index Futures September 2018	KRW	4,121,824,200	Bank of America NA	09/13/18	KRW	4,121,824	(199,035)	—	(199,035)
KOSPI 200 Index Futures September 2018	KRW	24,203,057,550	Bank of America NA	09/13/18	KRW	24,203,058	(47,607)	—	(47,607)
KOSPI 200 Index Futures September 2018	KRW	14,718,160,700	Bank of America NA	09/13/18	KRW	14,718,161	(218,179)	—	(218,179)
KOSPI 200 Index Futures September 2018	KRW	10,422,494,275	Bank of America NA	09/13/18	KRW	10,422,494	(536,109)	—	(536,109)

							$(1,017,502)	$—	$(1,017,502)

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.25%
1 day MIBOR	Mumbai Interbank Offered Rate	6.25%
1 week CNREPOFI	7 Day China Fixing Repo Rates	2.55%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.10%
3 month BA	3 month Canadian Bankers Acceptances	1.70%
3 month CD_KSDA	Certificates of Deposit by the Korean Securities Dealers Association	1.68%
3 month HIBOR	Hong Kong Inter-bank Offered Rate	2.10%
3 month JIBAR	Johannesburg Interbank Average Rate	6.96%
3 month KLIBOR	Kuala Lumpur Interbank Offered Rate	3.69%
3 month LIBOR	London Interbank Offered Rate	2.34%
3 month STIBOR	Stockholm Interbank Offered Rate	-0.35%
3 month TWCPBA	Taiwan Secondary Markets Bills Rate	1.38%
6 month BBR	Australian Bank Bill Rate	2.11%
6 month EURIBOR	Euro Interbank Offered Rate	-0.27%
6 month LIBOR	London Interbank Offered Rate	2.50%
6 month PRIBOR	Prague Interbank Offered Rate	1.24%
6 month SOR	Singapore Interbank Offered Rates	1.70%
6 month THBFIX	6 month Thai Baht Interest Rate Fixing	1.71%
6 month WIBOR	Warsaw Interbank Offered Rate	1.68%

10

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Tactical Opportunities Fund

Currency

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

ADR	American Depositary Receipt
BA	Canadian Bankers Acceptances
BBR	Australian Bank Bill Rate
BZDIOVER	Overnight Brazil CETIP — Interbank Rate
CD_KSDA	Certificates of Deposit by the Korean Securities Dealers Association
CDO	Collateralized Debt Obligation
CVA	Certification Van Aandelon (Dutch Certificate)
CNREPOFI	7 Day China Fixing Repo Rates
EURIBOR	Euro Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MIBOR	Moscow Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28-Day
OTC	Over-The-Counter
PRIBOR	Prague Interbank Offered Rate
S&P	Standard & Poor’s
SOR	Singapore Swap Offer Rate
STIBOR	Stockholm Interbank Offered Rate
THBFIX	Thai Baht Interest Rate Fixing
TWCPBA	Taiwan Secondary Markets Bills Rate
WIBOR	Warsaw Interbank Offered Rate

11

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Tactical Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its Semi-annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$—	$—	$—
Common Stocks:
Aerospace & Defense	1,608,361	729,721	—	2,338,082
Air Freight & Logistics	—	484,236	—	484,236
Airlines	—	495,818	—	495,818
Auto Components	2,126,940	1,809,162	—	3,936,102
Automobiles	326,508	1,689,480	—	2,015,988
Banks	14,902,365	16,529,051	—	31,431,416
Beverages	525,475	5,709,885	—	6,235,360
Biotechnology	12,985,971	1,933,385	—	14,919,356
Building Products	—	154,616	—	154,616
Capital Markets	4,840,349	3,167,271	—	8,007,620
Chemicals	33,083,458	9,171,293	—	42,254,751
Commercial Services & Supplies	243,121	—	—	243,121
Construction & Engineering	123,803	173,020	—	296,823
Construction Materials	8,236,596	978,512	—	9,215,108
Consumer Finance	2,533,655	15,356	—	2,549,011
Containers & Packaging	2,915,600	36,258	—	2,951,858
Diversified Consumer Services	167,638	—	—	167,638
Diversified Financial Services	1,369,303	2,189,593	—	3,558,896
Electric Utilities	—	400,074	—	400,074
Electrical Equipment	—	107,470	—	107,470
Electronic Equipment, Instruments & Components	—	49,315	—	49,315
Energy Equipment & Services	72,177	20,750	—	92,927
Equity Real Estate Investment Trusts (REITs)	4,479,074	74,765	—	4,553,839
Food & Staples Retailing	368,164	1,251,006	—	1,619,170
Food Products	1,412,792	4,000,102	—	5,412,894

12

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Tactical Opportunities Fund

	Level 1	Level 2	Level 3	Total
Gas Utilities	$—	$154,003	$—	$154,003
Health Care Equipment & Supplies	—	1,883,339	—	1,883,339
Health Care Providers & Services	14,438,008	1,740,231	—	16,178,239
Hotels, Restaurants & Leisure	9,072,899	2,715,818	—	11,788,717
Household Durables	—	608,182	—	608,182
Household Products	21,069,414	3,170,531	—	24,239,945
Independent Power and Renewable Electricity Producers	—	132,697	—	132,697
Industrial Conglomerates	459,231	458,247	—	917,478
Insurance	7,448,841	19,084,336	—	26,533,177
Internet & Direct Marketing Retail	5,756,518	—	—	5,756,518
Internet Software & Services	11,377,468	84,715	—	11,462,183
IT Services	6,655,143	2,141,751	—	8,796,894
Life Sciences Tools & Services	2,850,731	630,518	—	3,481,249
Machinery	194,915	—	—	194,915
Media	2,212,489	68,381	—	2,280,870
Metals & Mining	245,378	4,220,229	—	4,465,607
Multiline Retail	1,537,675	—	—	1,537,675
Multi-Utilities	—	3,733,125	—	3,733,125
Oil, Gas & Consumable Fuels	6,362,841	26,263,646	6,816	32,633,303
Paper & Forest Products	1,086,100	49,576	—	1,135,676
Personal Products	4,466,810	5,717,292	—	10,184,102
Pharmaceuticals	26,200,703	11,807,002	—	38,007,705
Professional Services	260,725	1,052,243	—	1,312,968
Real Estate Management & Development	—	1,292,623	—	1,292,623
Road & Rail	—	310,544	—	310,544
Semiconductors & Semiconductor Equipment	819,346	594,597	—	1,413,943
Software	24,168,405	4,123,203	—	28,291,608
Specialty Retail	3,760,828	299,098	—	4,059,926
Technology Hardware, Storage & Peripherals	5,417,244	—	—	5,417,244
Textiles, Apparel & Luxury Goods	1,482,411	481,717	—	1,964,128
Tobacco	311,323	2,609,681	—	2,921,004
Trading Companies & Distributors	2,749,901	195,515	—	2,945,416
Transportation Infrastructure	—	909,871	—	909,871
Other Interests	—	—	—	—
Preferred Stocks	—	282,622	—	282,622
Rights	85,747	—	—	85,747
U.S. Treasury Obligations	—	149,357,794	—	149,357,794
Short-Term Securities	64,654,230	—	—	64,654,230

Subtotal	$317,466,674	$297,343,266	$6,816	$614,816,756

Investments valued at NAV(a)				2,151,981

Total Investments				$616,968,737

Derivative Financial Instruments(b)
Assets:
Equity contracts	$10,951,847	$—	$—	$10,951,847
Foreign currency exchange contracts	—	3,877,157	—	3,877,157
Interest rate contracts	1,778,980	7,197,210	—	8,976,190
Liabilities:
Equity contracts	(2,023,132)	(1,017,502)	—	(3,040,634)
Foreign currency exchange contracts	—	(2,094,118)	—	(2,094,118)
Interest rate contracts	(3,727,966)	(9,057,116)	—	(12,785,082)

	$6,979,729	$(1,094,369)	$—	$5,885,360

(a)	As of June 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are swaps, futures contracts, and forward foreign currency exchange contracts. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2018, there were no transfers between levels.

13

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: August 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: August 22, 2018